Inventory - compulsory stock	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventory Compulsory Stock [Abstract]
Disclosure of Inventory compulsory stock [text block]

17 Inventory — compulsory stock

Compulsory inventories of  €1,283 million (€1,184 million at December 31, 2016) were primarily held by Italian subsidiaries for €1,267 million (€1,167 million at December 31, 2016) in accordance with minimum stock requirements for oil and petroleum products set forth by applicable laws.